Loans and Advances to Customers - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net Loans And Advances To Customers [Abstract]
Unguaranteed residual value of leases	£ 1,830	£ 1,761
Contingent rent income	0	0	£ 0
Finance income on the net investment in finance leases	£ 266	£ 230	£ 243